Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	As of the date of this annual report, the Company has not identified any material cybersecurity incidents or threats that have materially affected, or are reasonably likely to materially affect, its business operations, financial condition, or strategic objectives. While the Company has not yet established a formal enterprise-wide cybersecurity risk assessment framework, it maintains ad-hoc monitoring mechanisms to address potential threats, including regular system vulnerability scans and employee awareness training. The Company is in the process of developing a structured cybersecurity risk management policy.
Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors is responsible for overseeing risks related to cybersecurity. Our board of directors shall (i) maintain oversight of the disclosure related to cybersecurity matters in current reports or periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the disclosure issues, if any, presented by our management on a semi-annually basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our management.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	board of directors